Share Capital (Details) - Schedule of preferred shares - DeepGreen Metals Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Share Capital (Details) - Schedule of preferred shares [Line Items]
Number of balance – December 31, 2018, 2019 and 2020	440,000	440,000
Amount of balance – December 31, 2018, 2019 and 2020	$ 550,000	$ 550,000